Intangible Assets (Details Narrative) - USD ($)		12 Months Ended
	Feb. 12, 2020	Aug. 31, 2019	Aug. 31, 2018
Stock issued for common stock, shares
Stock issued for common stock, value		$ 350,965
Lelantos
Stock issued for common stock, shares	400,000
Stock issued for common stock, value	$ 500,000
Purchase Price	612,400
Convertible debts	500,000
Acquisition value	$ 612,400
Stock Issued During Period, Shares, Acquisitions	400,000
Stock Issued During Period, Value, Acquisitions	$ 112,400
Lelantos Biotech [Member]
Acquisition promissory notes	500,000
Helen M [Member]
Notes payable	225,000
East West [Member]
Notes payable	50,000
New Horizons [Member]
Notes payable	$ 225,000